Note 29 - Treasury Shares Treasury Stock - Treasury Shares (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Treasury Share Reconciliation Line Items
Treasury shares Balance at beginning	€ (62,000,000)	€ (296,000,000)
Changes in treasury shares abstract
Treasury shares Balance at the end	€ (46,000,000)	€ (62,000,000)	€ (296,000,000)
Number Of Treasury Shares [Member]
Treasury Share Reconciliation Line Items
Number of treasury shares at the beginning	12,617,189	47,257,691	13,339,582
Changes in treasury shares abstract
Treasury Shares Average Purchase Price In Euros	€ 3.44	€ 5.06	€ 6.11
Treasury Shares Average Selling Price In Euros	€ 3.63	€ 5.2	€ 6.25
Purchases of treasury shares number of shares	234,691,887	214,925,699	279,903,844
Sales and other changes treasury shares number of shares	(232,956,244)	(249,566,201)	(245,985,735)
Treasury shares derivatives on shares number of shares	0	0	0
Treasury shares other changes number of shares	0	0	0
Shares In Entity Held By Entity Or By Its Subsidiaries Or Associate	592,832	0	0
Treasury Shares Held By Corporacion General Financiera S A number of shares	13,760,000	12,617,189	47,257,691
Held by other subsidiaries number of shares	0	0	0
Number of treasury shares	12,617,189	47,257,691	13,339,582	14,352,832
Treasury shares [Member]
Treasury Share Reconciliation Line Items
Treasury shares Balance at beginning	€ 62,000,000	€ 296,000,000	€ 96,000,000
Changes in treasury shares abstract
Purchase of treasury shares	807,000,000	1,088,000,000	1,683,000,000
Sale or cancellation of treasury shares	(830,000,000)	(1,298,000,000)	(1,505,000,000)
Treasury Shares Derivatives On Shares	7,000,000	(23,000,000)	23,000,000
Treasury Shares Other Changes	0	0	0
Shares In Entity Held By Entity Or By ItsSubsidiaries Or Associates millions of euros	9,000,000	0	0
Treasury Shares Held By Corporacion General Financiera S.A	37,000,000	62,000,000	296,000,000
Treasury Shares Held By Other Subsidiaries	0	0	0
Treasury Shares Average Purchase Price In Euros	0	0	0
Treasury Shares Average Selling Price In Euros	0	0	0
Treasury Shares Net Gain Or Losses On Transactions		13,000,000	(24,000,000)
Treasury shares Balance at the end	€ 46,000,000	€ 62,000,000	€ 296,000,000